UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                   REPORT FOR THE QUARTER ENDED MARCH 31, 2008

                           Check here if Amendment [_]

                         This Amendment (check only one)
                              [_] is a restatement
                          [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor,  New York,  New York  10022

Form 13F File Number:  28-12497
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:    Spencer M. Waxman
Title:   Managing Member
Phone:   (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer Waxman
-------------------
New York, New York
May 6, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                       1
Form 13F Information Table Entry Total:         36
Form 13F Information Table Value Total:         $158,857 (thousands)

List of Other Included Managers:

No.                        Name                             Form 13F File Number
---                        ----                             --------------------
01            Shannon River Capital Management, LLC               28-12497

                           FORM 13F INFORMATION TABLE
                           --------------------------

Name of Reporting Manager: Shannon River Fund Management Co., LLC (SEC USE ONLY) Name of Manager No. 1: Shannon River Capital Management, LLC

   Column 1:     Column 2:  Column 3:   Column 4:               Column 5:          Column 6:   Column 7:         Column 8:

  Name of Issuer     Title of      CUSIP      Fair       Shares     SH/PRN   Put/Call Investment Other         Voting Authority
                       Class      Number      Market       or                         discretion Managers
                                              Value     Principal
                                              (in         Amount
                                             thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Sole    Shared  None
Answers Corp.           COM      03662X100      370      72,222      SH                OTHER       01       72,222
BearingPoint Inc.       COM      074002106      966     575,000      SH                OTHER       01      575,000
Boyd Gaming Corp.       COM      103304101     3,100    155,000      SH                OTHER       01      155,000
Central European       CL A      G20045202     9,292    109,023      SH                OTHER       01      109,023
Media Enterprises
Ltd.
Ciena Corporation       COM      171779309     6,862    222,584      SH                OTHER       01      222,584
Comtech                 COM      205826209     9,750    250,000      SH                OTHER       01      250,000
Telecommunications
Corp.
DG Fastchannel,         COM      23326R109      874      45,572      SH                OTHER       01       45,572
Inc.
Dice Holdings, Inc.     COM      253017107      744      83,500      SH                OTHER       01       83,500
Dolan Media Company     COM      25659P402     3,294    163,812      SH                OTHER       01       163812
Fundtech Ltd.           ORD      M47095100     7,795    639,656      SH                OTHER       01      639,656
Glu Mobile Inc.         COM      379890106      538     119,752      SH                OTHER       01      119,752
Google, Inc.           CL A      38259P508     6,607     15,000      SH                OTHER       01       15,000
Greenfield Online,      COM      395150105     9,300    784,182      SH                OTHER       01      784,182
Inc.
Hireright, Inc.         COM      433538105      466      46,370      SH                            01       46,370
Hollywood Media         COM      436233100     7,553    3,123,860    SH                OTHER       01      3,123,860
Corp.
ICO Global             CL A      44930K108      707     228,697      SH                OTHER       01      228,697
Communications
Holdings Ltd.
Interdigital Inc.       COM      45867G101     1,981    100,000      SH                OTHER       01      100,000
Information          W Exp.      45675Y112      52      104,800      SH                OTHER       01      104,800
Services Group I     1/31/2011
Barclays BK PLC      IP MSCI     06739F291     1,259     19,111      SH                OTHER       01       19,111
                      IND 36
Infospace Inc.          COM      45678T201     1,343    116,076      SH                OTHER       01      116,076
China Fin Online     Sponsored   169379104      716      51,500      SH                OTHER       01       51,500
Co. Ltd.                ADR
4 Kids                  COM      350865101      655      67,007      SH                OTHER       01       67,007
Entertainment Inc.
Lamar Advertising      CL A      512815101     9,999    278,300      SH                OTHER       01      278,300
Co.

PAGE TOTAL                                    84,224  7,371,024

   Column 1:     Column 2:  Column 3:   Column 4:               Column 5:          Column 6:   Column 7:         Column 8:

 Name of Issuer   Title     CUSIP         Fair      Shares or    SH/PRN   Put/Call Investment  Other          Voting Authority
                  of Class    Number      Market    Principal                      discretion  Managers
                                          Value      Amount
                                         (in
                                        thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Sole     Shared  None
Leap Wireless       COM     521863308     8,621      185,000       SH                OTHER        01       185,000
International
Inc.
MDC Partners      CL A      552697104     4,726      650,274       SH                OTHER        01       650,274
Inc.              SUB VTG
MGM Mirage          COM     552953101     2,939       50,000       SH                OTHER        01       50,000
Morgans Hotel       COM     61748W108       17        1,159        SH                OTHER        01        1,159
Group Co.
Napster, Inc.       COM     630797108      870       588,147       SH                OTHER        01       588,147
NDS Group PLC     SPON ADR  628891103     9,384      192,026       SH                OTHER        01       192,026
National            COM     637640103     4,855      265,000       SH                OTHER        01       265,000
Semiconductor
Corp.
Pegasystems         COM     705573103     13,463    1,398,021      SH                OTHER        01      1,398,021
Inc.
Qualcomm Inc.       COM     747525103     8,405      205,000       SH                OTHER        01       205,000
Scientific          CL A    80874P109     12,269     581,200       SH                OTHER        01       581,200
Games
Corporation
Sotheby's           CL A    835898107     2,121       73,375       SH                OTHER        01       73,375
Techwell, Inc.      COM     87874D101     5,852      539,853       SH                OTHER        01       539,853
Warner Music        COM     934550104     1,111      223,100       SH                OTHER        01       223,100
Group Crop.

PAGE TOTAL                                74,633    4,952,155

GRAND TOTAL                              158,857    12,323,179
                                        ----------------------